Schedule of Investments (unaudited)
December 31, 2025
iShares® ESG Select Screened S&P 500 ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 0.9%
Axon Enterprise, Inc.(a)	1,027	$ 583,264
General Electric Co.	13,620	4,195,369
Howmet Aerospace, Inc.	5,205	1,067,129
		5,845,762
Air Freight & Logistics — 0.3%
CH Robinson Worldwide, Inc.	1,553	249,660
Expeditors International of Washington, Inc.	1,753	261,215
FedEx Corp.	2,818	814,007
United Parcel Service, Inc., Class B	9,605	952,720
		2,277,602
Automobile Components — 0.0%
Aptiv PLC(a)	2,834	215,639
Automobiles — 2.6%
Ford Motor Co.	50,722	665,473
General Motors Co.	12,047	979,662
Tesla, Inc.(a)	36,320	16,333,830
		17,978,965
Banks — 4.0%
Bank of America Corp.	86,887	4,778,785
Citigroup, Inc.	23,165	2,703,124
Citizens Financial Group, Inc.	5,542	323,708
Fifth Third Bancorp	8,541	399,804
Huntington Bancshares, Inc.	20,424	354,356
JPMorgan Chase & Co.	35,212	11,346,011
KeyCorp	12,078	249,290
M&T Bank Corp.	2,017	406,385
PNC Financial Services Group, Inc. (The)	5,038	1,051,582
Regions Financial Corp.	11,269	305,390
Truist Financial Corp.	16,513	812,605
U.S. Bancorp	20,139	1,074,617
Wells Fargo & Co.	40,629	3,786,623
		27,592,280
Beverages — 1.1%
Brown-Forman Corp., Class B, NVS	2,375	61,892
Coca-Cola Co. (The)	50,078	3,500,953
Constellation Brands, Inc., Class A	1,812	249,984
Keurig Dr. Pepper, Inc.	17,523	490,819
Molson Coors Beverage Co., Class B	2,146	100,175
Monster Beverage Corp.(a)	9,223	707,127
PepsiCo, Inc.	17,701	2,540,448
		7,651,398
Biotechnology — 1.8%
AbbVie, Inc.	22,888	5,229,679
Amgen, Inc.	6,988	2,287,242
Biogen, Inc.(a)	1,890	332,621
Gilead Sciences, Inc.	16,008	1,964,822
Incyte Corp.(a)	2,139	211,269
Moderna, Inc.(a)(b)	4,425	130,493
Regeneron Pharmaceuticals, Inc.	1,304	1,006,519
Vertex Pharmaceuticals, Inc.(a)	3,314	1,502,435
		12,665,080
Broadline Retail — 4.3%
Amazon.com, Inc.(a)	125,799	29,036,925
eBay, Inc.	5,815	506,487
		29,543,412
Building Products — 0.5%
A. O. Smith Corp.	1,474	98,581
Security	Shares	Value
Building Products (continued)
Allegion PLC	1,085	$ 172,754
Builders FirstSource, Inc.(a)(b)	1,388	142,811
Carrier Global Corp.	10,220	540,025
Johnson Controls International PLC	7,882	943,869
Lennox International, Inc.	449	218,025
Masco Corp.	2,671	169,502
Trane Technologies PLC	2,868	1,116,226
		3,401,793
Capital Markets — 3.7%
Ameriprise Financial, Inc.	1,040	509,954
Bank of New York Mellon Corp. (The)	9,052	1,050,847
BlackRock, Inc.(c)	1,858	1,988,692
Blackstone, Inc., Class A, NVS	9,601	1,479,898
Cboe Global Markets, Inc.	1,344	337,344
Charles Schwab Corp. (The)	21,618	2,159,854
CME Group, Inc., Class A	4,673	1,276,103
Coinbase Global, Inc., Class A(a)	2,918	659,877
FactSet Research Systems, Inc.	490	142,193
Franklin Resources, Inc.	3,928	93,840
Goldman Sachs Group, Inc. (The)	3,889	3,418,431
Interactive Brokers Group, Inc., Class A	5,754	370,040
Intercontinental Exchange, Inc.	7,354	1,191,054
Invesco Ltd.	5,700	149,739
KKR & Co., Inc., Class A	8,865	1,130,110
Moody’s Corp.	2,014	1,028,852
Morgan Stanley	15,631	2,774,971
MSCI, Inc., Class A	993	569,714
Nasdaq, Inc.	5,797	563,063
Northern Trust Corp.	2,407	328,772
Raymond James Financial, Inc.	2,289	367,590
Robinhood Markets, Inc., Class A(a)	10,172	1,150,453
S&P Global, Inc.	3,981	2,080,431
State Street Corp.	3,624	467,532
T Rowe Price Group, Inc.	2,475	253,390
		25,542,744
Chemicals — 1.0%
Air Products & Chemicals, Inc.	2,884	712,406
Albemarle Corp.	1,531	216,545
CF Industries Holdings, Inc.	2,032	157,155
Corteva, Inc.	8,668	581,016
Dow, Inc.	9,125	213,342
Ecolab, Inc.	3,321	871,829
International Flavors & Fragrances, Inc.	3,361	226,498
Linde PLC	6,028	2,570,279
LyondellBasell Industries NV, Class A	3,383	146,484
Mosaic Co. (The)	4,215	101,539
PPG Industries, Inc.	2,893	296,417
Sherwin-Williams Co. (The)	2,949	955,564
		7,049,074
Commercial Services & Supplies — 0.5%
Cintas Corp.	4,423	831,834
Copart, Inc.(a)	11,536	451,634
Republic Services, Inc.	2,599	550,806
Rollins, Inc.	3,830	229,877
Veralto Corp.	3,172	316,502
Waste Management, Inc.	4,780	1,050,214
		3,430,867
Communications Equipment — 1.0%
Arista Networks, Inc.(a)	13,328	1,746,368
Cisco Systems, Inc.	50,940	3,923,908

Schedule of Investments (unaudited) (continued)
December 31, 2025
iShares® ESG Select Screened S&P 500 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Communications Equipment (continued)
F5, Inc.(a)	762	$ 194,508
Motorola Solutions, Inc.	2,135	818,388
		6,683,172
Construction & Engineering — 0.2%
EMCOR Group, Inc.	562	343,826
Quanta Services, Inc.	1,903	803,180
		1,147,006
Construction Materials — 0.1%
Martin Marietta Materials, Inc.	780	485,675
Vulcan Materials Co.	1,747	498,279
		983,954
Consumer Finance — 0.7%
American Express Co.	6,977	2,581,141
Capital One Financial Corp.	8,183	1,983,232
Synchrony Financial	4,669	389,535
		4,953,908
Consumer Staples Distribution & Retail — 1.0%
Costco Wholesale Corp.	5,734	4,944,658
Dollar General Corp.	2,851	378,527
Dollar Tree, Inc.(a)	2,421	297,807
Kroger Co. (The)	7,891	493,030
Sysco Corp.	6,222	458,499
Target Corp.	5,820	568,905
		7,141,426
Containers & Packaging — 0.2%
Amcor PLC	29,672	247,464
Avery Dennison Corp.	1,006	182,971
Ball Corp.	3,441	182,270
International Paper Co.	6,784	267,222
Packaging Corp. of America	1,121	231,184
Smurfit WestRock PLC	6,784	262,337
		1,373,448
Distributors — 0.0%
Genuine Parts Co.	1,818	223,541
Pool Corp.	456	104,310
		327,851
Diversified Telecommunication Services — 0.7%
AT&T Inc.	91,657	2,276,760
Verizon Communications, Inc.	54,531	2,221,048
		4,497,808
Electric Utilities — 0.8%
Constellation Energy Corp.	4,002	1,413,786
Edison International	4,988	299,380
Entergy Corp.	5,762	532,582
Eversource Energy	4,883	328,772
Exelon Corp.	13,025	567,760
NextEra Energy, Inc.	26,917	2,160,897
		5,303,177
Electrical Equipment — 0.9%
AMETEK, Inc.	2,957	607,102
Eaton Corp. PLC	5,004	1,593,824
Emerson Electric Co.	7,293	967,927
GE Vernova, Inc.	3,475	2,271,156
Generac Holdings, Inc.(a)(b)	781	106,505
Hubbell, Inc.	709	314,874
Rockwell Automation, Inc.	1,480	575,823
		6,437,211
Security	Shares	Value
Electronic Equipment, Instruments & Components — 0.7%
Amphenol Corp., Class A	15,843	$ 2,141,023
CDW Corp.	1,633	222,415
Corning, Inc.	10,144	888,209
Jabil, Inc.	1,360	310,107
Keysight Technologies, Inc.(a)	2,265	460,225
TE Connectivity PLC	3,837	872,956
Zebra Technologies Corp., Class A(a)	699	169,731
		5,064,666
Energy Equipment & Services — 0.2%
Baker Hughes Co., Class A	12,778	581,910
Halliburton Co.	10,906	308,204
SLB Ltd.	19,258	739,122
		1,629,236
Entertainment — 1.5%
Electronic Arts, Inc.	2,901	592,761
Live Nation Entertainment, Inc.(a)	2,065	294,263
Netflix, Inc.(a)	54,799	5,137,954
Take-Two Interactive Software, Inc.(a)	2,282	584,260
TKO Group Holdings, Inc., Class A	836	174,724
Walt Disney Co. (The)	23,052	2,622,626
Warner Bros Discovery, Inc., Class A(a)	31,902	919,416
		10,326,004
Financial Services — 4.3%
Apollo Global Management, Inc.	6,004	869,139
Berkshire Hathaway, Inc., Class B(a)	23,724	11,924,869
Block, Inc., Class A(a)	7,112	462,920
Corpay, Inc.(a)	869	261,508
Fidelity National Information Services, Inc.	6,723	446,810
Fiserv, Inc.(a)	6,982	468,981
Global Payments, Inc.	3,082	238,547
Jack Henry & Associates, Inc.	962	175,546
Mastercard, Inc., Class A	10,632	6,069,596
PayPal Holdings, Inc.	12,072	704,763
Visa, Inc., Class A	21,853	7,664,066
		29,286,745
Food Products — 0.5%
Archer-Daniels-Midland Co.	6,242	358,853
Bunge Global SA	1,773	157,939
Campbell’s Co. (The)	2,600	72,462
Conagra Brands, Inc.	6,261	108,378
General Mills, Inc.	6,977	324,430
Hershey Co. (The)	1,896	345,034
Hormel Foods Corp.	3,679	87,192
J M Smucker Co. (The)	1,343	131,359
Kraft Heinz Co. (The)	10,973	266,095
Lamb Weston Holdings, Inc.	1,819	76,198
McCormick & Co., Inc., NVS	3,337	227,283
Mondelez International, Inc., Class A	16,690	898,423
Tyson Foods, Inc., Class A	3,617	212,029
		3,265,675
Gas Utilities — 0.1%
Atmos Energy Corp.	2,067	346,491
Ground Transportation — 0.9%
CSX Corp.	24,060	872,175
JB Hunt Transport Services, Inc.	983	191,036
Norfolk Southern Corp.	2,887	833,535
Old Dominion Freight Line, Inc.	2,366	370,989
Uber Technologies, Inc.(a)	26,873	2,195,793
Union Pacific Corp.	7,641	1,767,516
		6,231,044

Schedule of Investments (unaudited) (continued)
December 31, 2025
iShares® ESG Select Screened S&P 500 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Health Care Equipment & Supplies — 2.2%
Abbott Laboratories	22,474	$ 2,815,767
Align Technology, Inc.(a)	849	132,571
Baxter International, Inc.	6,533	124,846
Becton Dickinson & Co.	3,680	714,178
Boston Scientific Corp.(a)	19,136	1,824,618
Cooper Cos., Inc. (The)(a)	2,576	211,129
Dexcom, Inc.(a)	4,997	331,651
Edwards Lifesciences Corp.(a)	7,523	641,336
GE HealthCare Technologies, Inc.	5,829	478,094
Hologic, Inc.(a)	2,884	214,829
IDEXX Laboratories, Inc.(a)	1,033	698,856
Insulet Corp.(a)	955	271,449
Intuitive Surgical, Inc.(a)	4,617	2,614,884
Medtronic PLC	16,641	1,598,534
ResMed, Inc.	1,864	448,982
STERIS PLC	1,277	323,745
Stryker Corp.	4,447	1,562,987
Zimmer Biomet Holdings, Inc.	2,591	232,983
		15,241,439
Health Care Providers & Services — 1.8%
Cardinal Health, Inc.	3,101	637,255
Cencora, Inc.	2,533	855,521
Centene Corp.(a)	6,044	248,711
Cigna Group (The)	3,433	944,865
CVS Health Corp.	16,408	1,302,139
DaVita, Inc.(a)(b)	482	54,760
Elevance Health, Inc.	2,874	1,007,481
HCA Healthcare, Inc.	2,072	967,334
Henry Schein, Inc.(a)	1,329	100,446
Humana, Inc.	1,549	396,745
Labcorp Holdings, Inc.	1,062	266,435
McKesson Corp.(b)	1,587	1,301,800
Molina Healthcare, Inc.(a)	698	121,131
Quest Diagnostics, Inc.	1,484	257,518
UnitedHealth Group, Inc.	11,723	3,869,879
Universal Health Services, Inc., Class B	734	160,027
		12,492,047
Health Care REITs — 0.3%
Alexandria Real Estate Equities, Inc.	2,026	99,152
Healthpeak Properties, Inc.	9,083	146,055
Ventas, Inc.	6,054	468,458
Welltower, Inc.	8,875	1,647,289
		2,360,954
Hotel & Resort REITs — 0.0%
Host Hotels & Resorts, Inc.	8,321	147,531
Hotels, Restaurants & Leisure — 2.0%
Airbnb, Inc., Class A(a)	5,494	745,646
Booking Holdings, Inc.	431	2,308,147
Carnival Corp.(a)	14,102	430,675
Chipotle Mexican Grill, Inc.(a)	17,136	634,032
Darden Restaurants, Inc.	1,534	282,287
Domino’s Pizza, Inc.	441	183,818
DoorDash, Inc., Class A(a)	4,776	1,081,668
Expedia Group, Inc.	1,528	432,898
Hilton Worldwide Holdings, Inc.	3,042	873,815
Las Vegas Sands Corp.	3,912	254,632
Marriott International, Inc., Class A	2,878	892,871
McDonald’s Corp.	9,188	2,808,128
MGM Resorts International(a)	2,649	96,662
Norwegian Cruise Line Holdings Ltd.(a)	5,720	127,670
Royal Caribbean Cruises Ltd.	3,316	924,899
Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
Starbucks Corp.	14,677	$ 1,235,950
Wynn Resorts Ltd.	1,067	128,392
Yum! Brands, Inc.	3,598	544,305
		13,986,495
Household Durables — 0.3%
DR Horton, Inc.	3,569	514,043
Garmin Ltd.	2,114	428,825
Lennar Corp., Class A	2,814	289,279
NVR, Inc.(a)	26	189,612
PulteGroup, Inc.	2,538	297,606
		1,719,365
Household Products — 0.9%
Church & Dwight Co., Inc.	3,097	259,683
Clorox Co. (The)	1,587	160,017
Colgate-Palmolive Co.	10,397	821,571
Kimberly-Clark Corp.	4,261	429,892
Procter & Gamble Co. (The)	30,234	4,332,835
		6,003,998
Industrial REITs — 0.2%
Prologis, Inc.	12,004	1,532,431
Insurance — 2.0%
Aflac, Inc.	6,072	669,559
Allstate Corp. (The)	3,387	705,004
American International Group, Inc.	6,998	598,679
Aon PLC, Class A	2,804	989,475
Arch Capital Group Ltd.(a)	4,678	448,714
Arthur J. Gallagher & Co.	3,347	866,170
Assurant, Inc.	698	168,113
Brown & Brown, Inc.	3,840	306,048
Chubb Ltd.	4,723	1,474,143
Cincinnati Financial Corp.	2,051	334,969
Erie Indemnity Co., Class A, NVS	306	87,715
Everest Group Ltd.	541	183,588
Globe Life, Inc.	1,023	143,077
Hartford Insurance Group, Inc. (The)	3,605	496,769
Loews Corp.	2,144	225,785
Marsh & McLennan Cos., Inc.	6,311	1,170,817
MetLife, Inc.	7,125	562,447
Principal Financial Group, Inc.	2,593	228,729
Progressive Corp. (The)	7,579	1,725,890
Prudential Financial, Inc.	4,501	508,073
Travelers Cos., Inc. (The)	2,881	835,663
W R Berkley Corp.	3,856	270,383
Willis Towers Watson PLC	1,258	413,379
		13,413,189
Interactive Media & Services — 8.9%
Alphabet, Inc., Class A	75,215	23,542,295
Alphabet, Inc., Class C, NVS	60,102	18,860,008
Match Group, Inc.	3,150	101,713
Meta Platforms, Inc., Class A	28,170	18,594,735
		61,098,751
IT Services — 0.5%
Accenture PLC, Class A	8,040	2,157,132
Akamai Technologies, Inc.(a)	1,830	159,668
Cognizant Technology Solutions Corp., Class A	6,248	518,584
EPAM Systems, Inc.(a)	738	151,201
Gartner, Inc.(a)(b)	965	243,450
GoDaddy, Inc., Class A(a)	1,771	219,746
VeriSign, Inc.	1,075	261,171
		3,710,952

Schedule of Investments (unaudited) (continued)
December 31, 2025
iShares® ESG Select Screened S&P 500 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Leisure Products — 0.0%
Hasbro, Inc.	1,760	$ 144,320
Life Sciences Tools & Services — 1.0%
Agilent Technologies, Inc.	3,660	498,016
Bio-Techne Corp.	2,076	122,090
Charles River Laboratories International, Inc.(a)	598	119,289
Danaher Corp.	8,118	1,858,373
IQVIA Holdings, Inc.(a)	2,172	489,590
Mettler-Toledo International, Inc.(a)	261	363,884
Revvity, Inc.	1,510	146,092
Thermo Fisher Scientific, Inc.	4,888	2,832,352
Waters Corp.(a)	773	293,609
West Pharmaceutical Services, Inc.	967	266,060
		6,989,355
Machinery — 1.6%
Caterpillar, Inc.	6,037	3,458,416
Cummins, Inc.	1,801	919,320
Deere & Co.	3,216	1,497,273
Dover Corp.	1,779	347,332
Fortive Corp.	4,127	227,852
IDEX Corp.	977	173,847
Illinois Tool Works, Inc.	3,408	839,390
Ingersoll Rand, Inc.	4,637	367,343
Nordson Corp.	725	174,312
Otis Worldwide Corp.	5,008	437,449
PACCAR, Inc.	6,813	746,092
Pentair PLC	2,098	218,486
Snap-on, Inc.	711	245,011
Stanley Black & Decker, Inc.	2,034	151,085
Westinghouse Air Brake Technologies Corp.	2,172	463,613
Xylem, Inc.	3,142	427,878
		10,694,699
Media — 0.4%
Charter Communications, Inc., Class A(a)	1,111	231,921
Comcast Corp., Class A	46,993	1,404,621
Fox Corp., Class A, NVS	2,692	196,704
Fox Corp., Class B	1,900	123,367
News Corp., Class A, NVS	4,947	129,216
News Corp., Class B	1,603	47,497
Omnicom Group, Inc.	4,139	334,224
Trade Desk, Inc. (The), Class A(a)	5,571	211,475
		2,679,025
Metals & Mining — 0.5%
Freeport-McMoRan, Inc.	18,543	941,799
Newmont Corp.	14,106	1,408,484
Nucor Corp.	2,947	480,685
Steel Dynamics, Inc.	1,785	302,469
		3,133,437
Multi-Utilities — 0.4%
CenterPoint Energy, Inc.	8,390	321,673
Consolidated Edison, Inc.	4,672	464,023
Dominion Energy, Inc.	11,009	645,017
Public Service Enterprise Group, Inc.	6,488	520,986
Sempra	8,405	742,078
		2,693,777
Office REITs — 0.0%
BXP, Inc.	1,848	124,703
Oil, Gas & Consumable Fuels — 0.7%
Kinder Morgan, Inc.	25,379	697,669
Marathon Petroleum Corp.	3,895	633,444
Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
ONEOK, Inc.	8,116	$ 596,526
Phillips 66	5,209	672,169
Targa Resources Corp.	2,808	518,076
Valero Energy Corp.	3,936	640,741
Williams Cos., Inc. (The)	15,854	952,984
		4,711,609
Passenger Airlines — 0.2%
Delta Air Lines, Inc.	8,359	580,115
Southwest Airlines Co.	6,695	276,704
United Airlines Holdings, Inc.(a)	4,189	468,414
		1,325,233
Personal Care Products — 0.1%
Estee Lauder Cos., Inc. (The), Class A	3,165	331,439
Pharmaceuticals — 2.7%
Bristol-Myers Squibb Co.	26,318	1,419,593
Eli Lilly & Co.	10,243	11,007,947
Merck & Co., Inc.	32,098	3,378,636
Pfizer, Inc.	73,547	1,831,320
Viatris, Inc.	14,880	185,256
Zoetis, Inc., Class A	5,711	718,558
		18,541,310
Professional Services — 0.5%
Automatic Data Processing, Inc.	5,227	1,344,541
Broadridge Financial Solutions, Inc.	1,516	338,326
Dayforce, Inc.(a)	2,072	143,300
Equifax, Inc.	1,586	344,130
Jacobs Solutions, Inc.	1,558	206,373
Paychex, Inc.	4,201	471,268
Paycom Software, Inc.	592	94,341
Verisk Analytics, Inc.	1,808	404,431
		3,346,710
Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A(a)	3,833	616,308
CoStar Group, Inc.(a)	5,458	366,996
		983,304
Residential REITs — 0.2%
AvalonBay Communities, Inc.	1,836	332,885
Camden Property Trust	1,350	148,608
Equity Residential	4,444	280,150
Essex Property Trust, Inc.	809	211,699
Invitation Homes, Inc.	7,305	203,006
Mid-America Apartment Communities, Inc.	1,537	213,505
UDR, Inc.	3,909	143,382
		1,533,235
Retail REITs — 0.3%
Federal Realty Investment Trust	1,019	102,715
Kimco Realty Corp.	8,815	178,680
Realty Income Corp.	11,918	671,818
Regency Centers Corp.	2,089	144,204
Simon Property Group, Inc.	4,222	781,534
		1,878,951
Semiconductors & Semiconductor Equipment — 14.9%
Analog Devices, Inc.	6,333	1,717,510
Applied Materials, Inc.	10,266	2,638,259
Broadcom, Inc.	61,069	21,135,981
First Solar, Inc.(a)	1,364	356,318
Intel Corp.(a)	57,970	2,139,093
KLA Corp.	1,736	2,109,379
Lam Research Corp.	16,225	2,777,395

Schedule of Investments (unaudited) (continued)
December 31, 2025
iShares® ESG Select Screened S&P 500 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Microchip Technology, Inc.	7,014	$ 446,932
Micron Technology, Inc.	14,541	4,150,147
Monolithic Power Systems, Inc.	593	537,471
NVIDIA Corp.	314,235	58,604,827
NXP Semiconductors NV	3,304	717,166
ON Semiconductor Corp.(a)	5,195	281,309
QUALCOMM, Inc.	13,845	2,368,187
Skyworks Solutions, Inc.	1,904	120,733
Teradyne, Inc.	2,037	394,282
Texas Instruments, Inc.	11,748	2,038,161
		102,533,150
Software — 11.3%
Adobe, Inc.(a)	5,433	1,901,496
AppLovin Corp., Class A(a)	3,469	2,337,482
Autodesk, Inc.(a)	2,784	824,092
Cadence Design Systems, Inc.(a)	3,483	1,088,716
Crowdstrike Holdings, Inc., Class A(a)	3,206	1,502,844
Datadog, Inc., Class A(a)	4,193	570,206
Fair Isaac Corp.(a)	293	495,352
Fortinet, Inc.(a)	8,150	647,191
Gen Digital, Inc.	7,290	198,215
Intuit, Inc.	3,619	2,397,298
Microsoft Corp.	96,092	46,472,013
Oracle Corp.	21,725	4,234,420
Palantir Technologies, Inc., Class A(a)	29,527	5,248,424
Palo Alto Networks, Inc.(a)	8,853	1,630,723
PTC, Inc.(a)	1,553	270,548
Roper Technologies, Inc.	1,372	610,718
Salesforce, Inc.	12,298	3,257,863
ServiceNow, Inc.(a)	13,385	2,050,448
Synopsys, Inc.(a)	2,386	1,120,752
Trimble, Inc.(a)	3,074	240,848
Tyler Technologies, Inc.(a)	546	247,857
Workday, Inc., Class A(a)	2,830	607,827
		77,955,333
Specialized REITs — 0.8%
American Tower Corp.	6,039	1,060,267
Crown Castle, Inc.	5,688	505,493
Digital Realty Trust, Inc.	4,169	644,986
Equinix, Inc.	1,277	978,386
Extra Space Storage, Inc.	2,786	362,793
Iron Mountain, Inc.	3,860	320,187
Public Storage	2,061	534,830
SBA Communications Corp., Class A	1,352	261,517
VICI Properties, Inc.	13,862	389,800
Weyerhaeuser Co.	9,373	222,046
		5,280,305
Specialty Retail — 1.7%
AutoZone, Inc.(a)	228	773,262
Best Buy Co., Inc.	2,574	172,278
Home Depot, Inc. (The)	12,848	4,420,997
Lowe’s Cos., Inc.	7,268	1,752,751
O’Reilly Automotive, Inc.(a)	10,929	996,834
Security	Shares	Value
Specialty Retail (continued)
Ross Stores, Inc.	4,197	$ 756,048
TJX Cos., Inc. (The)	14,381	2,209,065
Ulta Beauty, Inc.(a)	559	338,201
Williams-Sonoma, Inc.	1,582	282,529
		11,701,965
Technology Hardware, Storage & Peripherals — 8.0%
Apple Inc.	191,070	51,944,290
Dell Technologies, Inc., Class C	3,894	490,177
HP, Inc.	12,058	268,652
NetApp, Inc.	2,586	276,935
Seagate Technology Holdings PLC	2,833	780,180
Super Micro Computer, Inc.(a)	6,445	188,645
Western Digital Corp.	4,426	762,467
		54,711,346
Textiles, Apparel & Luxury Goods — 0.3%
Deckers Outdoor Corp.(a)	1,857	192,515
Lululemon Athletica, Inc.(a)	1,365	283,661
NIKE, Inc., Class B	15,425	982,727
Ralph Lauren Corp., Class A	501	177,158
Tapestry, Inc.	2,636	336,802
		1,972,863
Trading Companies & Distributors — 0.2%
Fastenal Co.	14,910	598,338
United Rentals, Inc.	811	656,359
		1,254,697
Water Utilities — 0.1%
American Water Works Co., Inc.	2,552	333,036
Wireless Telecommunication Services — 0.2%
T-Mobile U.S., Inc.	6,232	1,265,345
Total Long-Term Investments — 99.8% (Cost: $581,086,521)		686,019,737
Short-Term Securities
Money Market Funds — 0.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.89%(c)(d)(e)	505,266	505,518
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.72%(c)(d)	675,539	675,539
Total Short-Term Securities — 0.2% (Cost: $1,181,057)		1,181,057
Total Investments — 100.0% (Cost: $582,267,578)		687,200,794
Liabilities in Excess of Other Assets — (0.0)%		(74,874)
Net Assets — 100.0%		$ 687,125,920

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)
December 31, 2025
iShares® ESG Select Screened S&P 500 ETF
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/25	Shares Held at 12/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 119,148	$ 386,152 (a)	$ —	$ 214	$ 4	$ 505,518	505,266	$ 11,364 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	491,759	183,780 (a)	—	—	—	675,539	675,539	21,997	—
BlackRock, Inc.	954,052	907,987	(33,996)	5,801	154,848	1,988,692	1,858	20,178	—
				$ 6,015	$ 154,852	$ 3,169,749		$ 53,539	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Micro E-Mini S&P 500 Index	24	03/20/26	$ 827	$ (6,103)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)
December 31, 2025
iShares® ESG Select Screened S&P 500 ETF
Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 686,019,737	$ —	$ —	$ 686,019,737
Short-Term Securities
Money Market Funds	1,181,057	—	—	1,181,057
	$ 687,200,794	$ —	$ —	$ 687,200,794
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$ (6,103)	$ —	$ —	$ (6,103)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust